Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity
13. Stockholders’ Equity
The Condensed Consolidated Statement of Stockholders’ Equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as described in Note 3.
Preferred Stock
The Company is authorized to issue 200,000,000 shares of preferred stock with a par value $0.0001 per share. The Company’s board of directors are authorized, without stockholder approval, to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the designations, powers, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of September 30, 2021.

Upon closing of the Business Combination, all Series B, C, D, and E convertible preferred stock issued and outstanding prior to September 16, 2021 were converted and exchanged for Class A common stock of the Company pursuant to the Exchange Ratio established in the Merger Agreement. All fractional shares were rounded down.
Common Stock
The Company is authorized to issue 15,800,000,000 shares of common stock, including 10,500,000,000 shares of Class A common stock, par value $0.0001 per share, 4,500,000,000 shares of Class B common stock, par value $0.0001 per share, and 800,000,000 shares of Class C common stock, par value $0.0001 per share.
Voting
Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to ten votes per share. Holders of Class C common stock are not entitled to vote except as otherwise expressly provided in the certificate of incorporation or required by applicable law.
Dividends
Common stockholders are entitled to receive dividends, as may be declared by the board of directors. Different classes of common stock are legally entitled to equal per share distributions whether through dividends or liquidation. No dividends have been declared to date.
Conversion
Each share of Class B common stock is convertible at any time at the option of the holder into one share of Class A common stock. Generally, shares of Class B common stock will convert automatically into Class A common stock upon the holder ceasing to be an Eligible Holder (i.e., director, employee, trust or legal entity of New Ginkgo), unless otherwise determined by affirmative vote of a majority of independent directors of New Ginkgo.
Common Stock Reserved for Future Issuances
The Company had the following shares of common stock reserved for future issuances:

September 30, 2021
Stock options issued and outstanding	29,199,113
Restricted stock units outstanding	254,254,142
Shares available for grant under the 2021 Plan	200,386,956
Shares available for grant under the ESPP	20,000,000
Warrants to purchase Class A common stock	51,824,925
New Ginkgo Earn-out shares	188,865,133

Total common stock reserved for future issuances	744,530,269

13.	Stockholders’ Equity
The Consolidated Statement of Stockholders’ Equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as described in Note 1.
Preferred Stock
Following the closing of the Business Combination, the Company is authorized to issue
 200,000,000 shares of preferred stock with a par value $0.0001 per share. The Company’s board of directors are authorized, without stockholder approval, to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the designations, powers, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of December 31, 2020 and 2019.
Common Stock
Following the closing of the Business Combination, the Company is authorized to issue
 15,800,000,000 shares of common stock, including 10,500,000,000 shares of Class A common stock, par value $0.0001 per share, 4,500,000,000 shares of Class B common stock, par value $0.0001 per share, and 800,000,000 shares of Class C common stock, par value $0.0001 per share.
Voting
Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to ten votes per share. Holders of Class C common stock are not entitled to vote except as otherwise expressly provided in the certificate of incorporation or required by applicable law.
Dividends
Common stockholders are entitled to receive dividends, as may be declared by the board of directors. Different classes of common stock are legally entitled to equal per share distributions whether through dividends or liquidation. No dividends have been declared to date.
Conversion
Each share of Class B common stock is convertible at any time at the option of the holder into one share of Class A common stock. Generally, shares of Class B common stock will convert automatically into Class A common stock upon the holder ceasing to be an Eligible Holder (i.e., director, employee, trust or legal entity of Ginkgo), unless otherwise determined by affirmative vote of a majority of independent directors of Ginkgo.
Treasury Stock
During the year ended December 31, 2019, the Company repurchased 490,805 shares of common stock from its employees. The Company reclassified the shares as treasury stock, which is shown as a reduction of stockholders’ equity, for the fair value of the common stock repurchased and recorded payroll expense of $0.1 million equal to the difference between the repurchase price and the fair value of the common stock on the repurchase date. Upon the repurchase, the Company returned all shares of treasury stock to authorized and unissued shares of common stock in which the carrying value of the treasury stock was recorded as a reduction to common stock and additional paid-in
capital in the Consolidated Balances Sheet. As of December 31, 2020 and 2019, no shares of common stock remained in treasury.
Common Stock Reserved for Future Issuances

	As of December 31,
	2020	2019
Shares reserved for warrants to purchase common stock	1,020,187	1,020,187
Shares reserved for exercises of outstanding stock options under the 2008 Stock Incentive Plan	33,354,871	35,276,812
Shares reserved for vesting of restricted stock units under the 2014 Stock Incentive Plan	124,932,207	70,119,944
Shares reserved for issuances under the 2014 Stock Incentive Plan	4,783,479	18,122,760

Total common stock reserved for future issuances	164,090,744	124,539,703